Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 692,227	$ 75,215
Less: accumulated depreciation		(33,592)	(33,283)
Property and equipment, net		658,635	41,932
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		41,125	71,143
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		5,131	4,072
Furniture and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		53,410
Motor Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		68,362
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	[1]	$ 524,199

[1]	As of December 31, 2025, construction in progress of $524,199 relates to fit-out of a new club-house. The construction is expected to be completed and the asset placed in service by February 2026, at which point depreciation will commence over an estimated useful life of 5 years. No borrowing costs were capitalized in connection with this construction during the year ended December 31, 2025.